Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity - USD ($) $ in Millions	Series Seed Preferred Stock Previously Reported	Series Seed Preferred Stock Revision of Prior Period, Adjustment	Series Seed Preferred Stock	Series A Preferred Stock Previously Reported	Series A Preferred Stock Revision of Prior Period, Adjustment	Series A Preferred Stock	Common Class A Common Stock Previously Reported	Common Class A Common Stock Revision of Prior Period, Adjustment	Common Class A Common Stock	Common Class B Common Stock Previously Reported	Common Class B Common Stock Revision of Prior Period, Adjustment	Common Class B Common Stock	Common Stock Previously Reported	Common Stock Revision of Prior Period, Adjustment	Common Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Additional Paid-in Capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Previously Reported	Revision of Prior Period, Adjustment	Total
Redeemable Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2019	18,193,515	(18,193,515)	0	0		0
Redeemable Convertible Preferred Stock, beginning balance at Dec. 31, 2019	$ 5.9	$ (5.9)	$ 0.0	$ 0.0	$ (55.6)	$ 0.0
Redeemable Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2020			0			0
Redeemable Convertible Preferred Stock, ending balance at Dec. 31, 2020			$ 0.0			$ 0.0
Beginning balance (in shares) at Dec. 31, 2019							0	15,250,985	15,250,985	0	53,390,228	53,390,228	50,000,000	(50,000,000)	0
Beginning balance at Dec. 31, 2019							$ 0.0		$ 0.0	$ 0.0		$ 0.0	$ 0.0		$ 0.0	$ 0.0	$ 5.9	$ 5.9	$ (1.0)	$ (1.0)	$ (1.0)	$ 5.9	$ 4.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of stock (in shares)									2,651,027			1,772,846
Conversion of notes and accrued interest to preferred stock																		5.3					5.3
Issuance of restricted stock (in shares)									1,141,444
Issuance of restricted stock																							0.0
Exercise of stock options (in shares)									188,984
Exercise of stock options																							0.0
Stock-based compensation																		0.2					0.2
Issuance of preferred stock (in shares)									30,596,077			11,551,213
Issuance of preferred stock																		50.3					50.3
Net loss																				(24.8)			(24.8)
Ending balance (in shares) at Dec. 31, 2020									49,828,517			66,714,287			0
Ending balance at Dec. 31, 2020									$ 0.0			$ 0.0			$ 0.0			61.7		(25.8)			35.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)									147,319			525,044
Issuance of warrants and warrant expense																		78.2					78.2
Stock-based compensation																		0.9					0.9
Net loss																				(94.9)			(94.9)
Ending balance (in shares) at Mar. 31, 2021									49,975,836			67,239,331
Ending balance at Mar. 31, 2021																		140.8		(120.7)			20.1
Redeemable Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2020			0			0
Redeemable Convertible Preferred Stock, beginning balance at Dec. 31, 2020			$ 0.0			$ 0.0
Redeemable Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2021			0			0
Redeemable Convertible Preferred Stock, ending balance at Dec. 31, 2021			$ 0.0			$ 0.0
Beginning balance (in shares) at Dec. 31, 2020									49,828,517			66,714,287			0
Beginning balance at Dec. 31, 2020									$ 0.0			$ 0.0			$ 0.0			61.7		(25.8)			35.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of stock (in shares)									5,337,446			(5,337,446)
Issuance of restricted stock (in shares)									20,833			10,004,612
Issuance of restricted stock																		118.1					118.1
Exercise of stock options (in shares)									859,544			3,556,492
Exercise of stock options																		0.5					0.5
Issuance of warrants and warrant expense																		124.3					124.3
Exercise of warrants (in shares)									8,845,058
Exercise of warrants																		0.1					0.1
Stock-based compensation																		5.5					5.5
Issuance of Class A common stock pursuant to the Business Combination Agreement (in shares)									36,385,693
Issuance of Class A common stock pursuant to the Business Combination Agreement																		162.3					162.3
PIPE financing (in shares)									61,512,500
PIPE financing																		600.0					600.0
Net loss																				(347.8)			(347.8)
Ending balance (in shares) at Dec. 31, 2021									162,789,591			74,937,945			0
Ending balance at Dec. 31, 2021									$ 0.0			$ 0.0			$ 0.0			1,072.5		(373.6)			698.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of stock (in shares)									1,757,980			(1,757,980)
Conversion of notes and accrued interest to preferred stock									$ 0.0			$ 0.0						0.0		0.0			0.0
Issuance of restricted stock (in shares)									300,014
Issuance of restricted stock									$ 0.0			$ 0.0						16.0					$ 16.0
Exercise of stock options (in shares)									353,640			399,621											753,261
Exercise of stock options									$ 0.0			$ 0.0						0.1					$ 0.1
Issuance of warrants and warrant expense									0.0			0.0						1.2					1.2
Stock-based compensation									0.0			0.0						6.7					6.7
Net loss									$ 0.0			$ 0.0								(59.2)			(59.2)
Ending balance (in shares) at Mar. 31, 2022									165,201,225			73,579,586
Ending balance at Mar. 31, 2022									$ 0.0			$ 0.0						$ 1,096.5		$ (432.8)			$ 663.7